Non-financial assets and liabilities (Details 7) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current tax liabilities	$ 35,847,171	$ 79,797,873
Income Tax Payable [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	34,874,864	79,797,873
Income Tax Payable Payment Plan [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	$ 972,307